Summary of Significant Accounting Policies - Additional Information (details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013		May 31, 2013	Dec. 31, 2012		Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2013 Western Gas Equity Partners [Member]	Dec. 31, 2013 Western Gas Equity Partners [Member] Incentive Distribution Rights [Member]	Dec. 31, 2013 Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Fort Union [Member]	Dec. 31, 2008 Fort Union [Member]	Dec. 31, 2013 Rendezvous [Member]	Dec. 31, 2013 White Cliffs [Member]	Sep. 30, 2010 White Cliffs [Member]	Dec. 31, 2013 White Cliffs [Member] Affiliated Entity [Member]	Dec. 31, 2013 MontBelvieuJointVenture [Member]	Dec. 31, 2013 Texas Express Pipeline Limited Liability Company [Member]	Dec. 31, 2013 Texas Express Gathering Limited Liability Company [Member]	Dec. 31, 2013 Front Range Pipeline Limited Liability Company [Member]	Dec. 31, 2013 Non-Operated Marcellus Interest [Member]	Dec. 31, 2013 Anadarko-Operated Marcellus Interest [Member]	Dec. 31, 2008 Newcastle [Member]	Dec. 31, 2013 Newcastle [Member]	Aug. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Chipeta Processing Limited Liability Company [Member]
Equity method investment ownership													14.81%	14.81%	22.00%	10.00%	10.00%		25.00%	20.00%	20.00%	33.33%
Common units issued									19,758,150
Price per unit	$ 61.51	[1]	$ 61.18			$ 43.88	$ 35.86	$ 35.15	$ 22.00
Proceeds From Issuance of Private Placement									$ 409,400,000
General partner's interest	2.00%									2.00%	100.00%
Ownership interest										100.00%								0.40%					33.75%	33.75%	50.00%	50.00%	24.00%	51.00%
Ownership interest by noncontrolling owners																													25.00%
Bad-debt reserve	13,000			0
Natural gas imbalance receivable	3,600,000			1,700,000
Natural gas imbalance payable	2,500,000			3,100,000
Goodwill	105,336,000	[2]		105,336,000	[2]
Goodwill, Impairment Loss	0
Straight-line basis of amortization	50 years																												10 years
Carrying value of intangible assets	53,606,000	[2]		55,490,000	[2]
Accumulated amortization of customer relationship intangible assets	3,400,000			2,000,000
Estimated future amortization	1,400,000
Equity method investment difference between carrying and underlying value													2,500,000		44,000,000	(9,300,000)
Units authorized under LTIP												2,250,000
Units available under LTIP												2,139,027
Capital lease receivable	400,000			400,000
Unguaranteed residual value	$ 4,600,000

[1]	Excludes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the general partner’s proportionate capital contribution) were $18.3 million.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.